Investment in Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Investment in direct financing leases schedule
The components of investment in direct financing leases as of December 31, 2012 and December 31, 2011 were as follows (in thousands):

	December 31, 2012	December 31, 2011
Minimum lease payments receivable	$18,566	$21,487
Estimated residual value of leased assets	27,854	27,854
Unearned income	(11,454)	(13,342)
Total	$34,966	$35,999

Minimum future lease receipts
A summary of minimum future lease payments, exclusive of renewals, under the non-cancelable direct financing leases as of December 31, 2012 is as follows (in thousands):

Year ended December 31,	Amount
2013	$2,932
2014	2,782
2015	2,403
2016	2,019
2017	1,545
Thereafter	6,885
Total	$18,566